                      METROPOLITAN LIFE INSURANCE COMPANY

                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
              PROSPECTUS DATED NOVEMBER 3, 2003 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated November 3, 2008 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract Values on a variable basis. These Contracts provide for ANNUITY PAYMENTS on a fixed basis, a variable basis or a combination fixed and variable basis.

The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX:
--------------------------------------------

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:


             AIM VARIABLE INSURANCE      METROPOLITAN SERIES FUND,
               FUNDS (INVESCO VARIABLE     INC. -- CLASS A
               INSURANCE FUNDS) --
               SERIES I

               Invesco V.I.                BlackRock Money Market
                Diversified Income Fund     Portfolio

                                           Western Asset
                                            Management U.S.
                                            Government Portfolio

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN:
----------------------------------------------

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:


             AIM VARIABLE INSURANCE     MET INVESTORS SERIES
               FUNDS (INVESCO VARIABLE    TRUST -- CLASS A
               INSURANCE FUNDS) --
               SERIES I

               Invesco V.I. Core          RCM Technology Portfolio
                Equity Fund

               Invesco V.I.
                International Growth
                Fund

The AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I Capital Appreciation Fund -- Series I in Security Equity Separate Account Twenty-Seven is no longer available as an investment choice under your Contract and is closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of the closing.

Certain Investment Funds have been subject to a substitution or name change. Please see "Additional Information Regarding Investment Funds" for more information.

Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                                              SUPP-SE26&27-2010

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FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
   Annual Contract Fee/1/........................................................... $  50
   Separate Account Annual Expenses (as a percentage of average accumulated value)
       Mortality and Expense Risk Charge/2/.........................................  1.25%
       Administrative Expense Charge................................................  0.15%
                                                                                     -----
   Total Separate Account Annual Expenses...........................................  1.40%

-----------
/1/ This fee may be adjusted annually, subject to certain conditions. We will waive this fee if your accumulated value is $20,000 or greater. See "Charges and Deductions."
/2/ For Security Equity Separate Account Twenty-Seven, we are waiving the following amounts of the Mortality and Expense risk charge on the following Investment Division: the amount, if any, equal to the underlying fund expenses that are in excess of 1.20% for the Division investing in the RCM Technology Portfolio -- Class A.

INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2009

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                        DISTRIBUTION           ACQUIRED    TOTAL    CONTRACTUAL   NET TOTAL
                                           AND/OR              FUND FEES  ANNUAL     FEE WAIVER     ANNUAL
                            MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
INVESTMENT FUND                FEE          FEES      EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
---------------             ---------- -------------- -------- --------- --------- -------------- ----------

AIM VARIABLE INSURANCE
  FUNDS (INVESCO
  VARIABLE INSURANCE
  FUNDS) -- SERIES I

Invesco V.I. Core Equity
  Fund.....................    0.61%         --         0.29%    0.02%     0.92%        --           0.92%

Invesco V.I. Diversified
  Income Fund..............    0.60%         --         0.88%    --        1.48%        0.73%        0.75%/1/

Invesco V.I. International
  Growth Fund..............    0.71%         --         0.33%    0.02%     1.06%        --           1.06%

MET INVESTORS SERIES
  TRUST -- CLASS A

RCM Technology
  Portfolio................    0.88%         --         0.08%    --        0.96%        --           0.96%

METROPOLITAN SERIES
  FUND, INC. -- CLASS A

BlackRock Money Market
  Portfolio................    0.32%         --         0.02%    --        0.34%        0.01%        0.33%/2/

Western Asset
  Management U.S.
  Government
  Portfolio................    0.48%         --         0.04%    --        0.52%        0.01%        0.51%/3/

-----------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/1/ The adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest;
     (ii) taxes;


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


   (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) acquired fund fees and expenses; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.75% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.

The following table shows the minimum and maximum total operating expenses charged by the Investment Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------

TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.34%   1.48%

INVESTMENT OPTIONS

                                                       INVESTMENT
INVESTMENT FUND             INVESTMENT OBJECTIVE       ADVISER/SUBADVISER
---------------             --------------------       ------------------

AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I

  Invesco V.I. Core           Seeks long-term growth     Invesco Advisers, Inc.
   Equity Fund                 of capital.

  Invesco V.I.                Seeks total return         Invesco Advisers, Inc.
   Diversified Income Fund     comprised of current
                               income and capital
                               appreciation.

  Invesco V.I.                Seeks long-term growth     Invesco Advisers, Inc.
   International Growth        of capital.
   Fund

MET INVESTORS SERIES
  TRUST -- CLASS A

  RCM Technology Portfolio    Seeks capital              MetLife Advisers, LLC
                               appreciation; no
                               consideration is given    Subadviser: RCM Capital
                               to income.                 Management LLC

METROPOLITAN SERIES FUND,
  INC. -- CLASS A

  BlackRock Money Market      Seeks a high level of      MetLife Advisers, LLC
   Portfolio                   current income
                               consistent with           Subadviser: BlackRock
                               preservation of            Advisors, LLC
                               capital.

  Western Asset               Seeks to maximize total    MetLife Advisers, LLC
   Management U.S.             return consistent with
   Government Portfolio        preservation of           Subadviser: Western
                               capital and                Asset Management
                               maintenance of             Company
                               liquidity.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

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REVENUE SHARING AND FUND SELECTION CRITERIA

MARKET TIMING

We have modified the second paragraph in the MARKET TIMING subsection regarding monitored portfolios to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (i.e., the Invesco V.I. International Growth Fund which is available with Security Equity Separate Account Twenty-Seven -- the "Monitored Portfolio") and we monitor transfer activity in this Monitored Portfolio. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolio within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Fund, in a 12-month period there were, (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

ADDITIONAL INFORMATION REGARDING INVESTMENT FUNDS

Certain Investment Funds were subject to a substitution or name change. The chart below identifies the former name and new name of each of these Investment Funds, and where applicable, the former name and the new name of the trust of which the Investment Fund is a part.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX:
--------------------------------------------

INVESTMENT FUND SUBSTITUTION
EFFECTIVE MAY 3, 2010, THE FOLLOWING NEW INVESTMENT FUND WAS SUBSTITUTED FOR THE FORMER INVESTMENT FUND:

             FORMER INVESTMENT
             FUND/TRUST                 NEW INVESTMENT FUND/TRUST
             ----------                 -------------------------

             AIM VARIABLE INSURANCE     METROPOLITAN SERIES FUND,
               FUNDS                      INC.

               AIM V.I. Money Market      BlackRock Money Market
                Fund -- Series I           Portfolio -- Class A

INVESTMENT FUND NAME CHANGE
EFFECTIVE APRIL 30, 2010, THE FOLLOWING INVESTMENT FUND WAS RENAMED:

             FORMER NAME/TRUST           NEW NAME/TRUST
             -----------------           --------------

             AIM VARIABLE INSURANCE      AIM VARIABLE INSURANCE
               FUNDS                       FUNDS (INVESCO VARIABLE
                                           INSURANCE FUNDS)

               AIM V.I. Diversified        Invesco V.I.
                Income Fund -- Series I     Diversified Income
                                            Fund -- Series I

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN:
----------------------------------------------

INVESTMENT FUND SUBSTITUTION
EFFECTIVE MAY 3, 2010, THE FOLLOWING NEW INVESTMENT FUND WAS SUBSTITUTED FOR THE FORMER INVESTMENT FUND:

             FORMER INVESTMENT
             FUND/TRUST                 NEW INVESTMENT FUND/TRUST
             ----------                 -------------------------

             AIM VARIABLE INSURANCE
               FUNDS                    MET INVESTORS SERIES TRUST

               AIM V.I. Technology        RCM Technology
                Fund -- Series I           Portfolio -- Class A

INVESTMENT FUND NAME CHANGE
EFFECTIVE APRIL 30, 2010, THE FOLLOWING INVESTMENT FUNDS WERE RENAMED:

            FORMER NAME/TRUST           NEW NAME/TRUST
            -----------------           --------------

            AIM VARIABLE INSURANCE      AIM VARIABLE INSURANCE
              FUNDS                       FUNDS (INVESCO VARIABLE
                                          INSURANCE FUNDS)

              AIM V.I. Core Equity        Invesco V.I. Core
               Fund -- Series I            Equity Fund -- Series I

              AIM V.I. Capital            Invesco V.I. Capital
               Appreciation Fund --        Appreciation Fund --
               Series I                    Series I

              AIM V.I. International      Invesco V.I.
               Growth Fund -- Series I     International Growth
                                           Fund -- Series I

HIGHLIGHTS

CIVIL UNIONS

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

INQUIRIES

For all inquiries including withdrawals, transfers and receipt of additional purchase payments, please contact us at the "METLIFE DESIGNATED OFFICE":

Met Life Variable Annuity Administration Department
P.O. Box 19098
Greenville, SC 29602-9098
1-800-449-6447

CHARGES AND DEDUCTIONS

PREMIUM TAX

We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, accumulated value of your contract, withdrawals, death benefits or income payments.

FEDERAL TAX MATTERS

OTHER TAX ISSUES

Suspension of Minimum Distribution Rules during 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION

THE SEPARATE ACCOUNTS

The assets of Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven (the "Separate Accounts") are solely for the benefit of those who invest in the Separate Accounts and no one else, including our creditors. The assets of the Separate Accounts are held in our name on behalf of the Separate Accounts and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from these Separate Accounts without regard to our other business.

We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Accounts. Any such amount that exceeds the assets in the Separate Accounts is paid from our General Account. Amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our General Account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its General Account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

ADMINISTRATION

IBM Insurance Services, 2000 Wade Hampton Boulevard, Greenville South Carolina 29615-1064, performs certain administrative services regarding the Contracts. The administrative services include, but are not limited to, services relating to: certain financial transactions relating to receipt of additional purchase payments and receipt and processing of requests for withdrawals and other disbursement transactions; the preparation and/or mailing of reports and other documents to Contract Owners; and the maintenance of Contract Owners' records.

WRITTEN NOTICE OR WRITTEN REQUEST. A written notice or written request is any notice or request that you send to us at the MetLife Designated Office requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             5 Park Plaza, Suite 1900   Telephone: (800) 848-3854
             Irvine, CA 92614